Derivative Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
This amount represents additional cash collateral received from derivative counterparties not offset against derivative assets and liabilities	$ 72.3	$ 9.9
This amount represents additional cash collateral deposited with derivative counterparties not offset against derivative assets and liabilities	47.8	0.5
Aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position	200	3,300
Collateral deposited with derivative counterparties for derivatives instruments with credit-risk-related contingent features that are in a liability position	100	2,900
Termination payments that could have been required for derivative instruments with credit-risk-related contingent features	121.6	387.1
Sterling denominated debt designated as hedges of foreign exchange risk	241.2	241.8
Maximum length of time being hedged for exposure to variability in future cash flows of forecasted foreign currency denominated transactions	Twenty-three months is the maximum length of time over which the exposure to variability in future cash flows of forecasted foreign currency denominated transactions is being hedged.
Maximum length of time over which the exposure to variability in future cash flows of forecasted foreign currency denominated transactions is being hedged	23 months
Net foreign exchange contract losses reclassified from AOCI	0	6.3
Estimated net gain (loss) to be reclassified into earnings within the next twelve months relating to cash flow hedges	(10.3)
Derivative Financial Instruments, Assets
Derivative [Line Items]
Derivative assets recorded on the consolidated balance sheet, reduced as a result of master netting agreements	2,023.6	1,818.2
Reduction in derivative assets (liabilities) due to cash collateral received from (deposited with) derivative counterparties	220.1	2,622.3
Derivative Financial Instruments, Liabilities
Derivative [Line Items]
Derivative liabilities recorded on the consolidated balance sheet, reduced as a result of master netting agreements	2,023.6	1,818.2
Reduction in derivative assets (liabilities) due to cash collateral received from (deposited with) derivative counterparties	257.4	2,962.2
Client Related and Trading
Derivative [Line Items]
Percentage of derivatives outstanding related to client-related and trading activities	97.00%	97.00%
Changes recorded in the fair value of the hedged items in a fair value hedge	0.3	0.2
The net gain/loss recognized in earnings during the period representing the amount of hedge ineffectiveness for fair value hedges of available for sale investment securities, senior notes, or subordinated debt	$ 0.9	$ 0.1	$ 0